Subsidiary Notes Payable - Schedule of Convertible Notes Outstanding (Details) - Convertible Notes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Convertible Notes [Roll Forward]
Beginning balance	$ 260	$ 248
Accrued interest on convertible notes - finance costs	12	13
Forgiveness of debt – entity dissolution – finance income	(273)
Ending balance	0	260
Knode
Convertible Notes [Roll Forward]
Beginning balance	104	99
Accrued interest on convertible notes - finance costs	5	5
Forgiveness of debt – entity dissolution – finance income	(109)
Ending balance	0	104
Appeering
Convertible Notes [Roll Forward]
Beginning balance	156	149
Accrued interest on convertible notes - finance costs	7	8
Forgiveness of debt – entity dissolution – finance income	(164)
Ending balance	$ 0	$ 156